PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks
Aerospace & Defense 2.1%
Raytheon Technologies Corp.	361,569	$22,055,709
Automobiles 7.2%
General Motors Co.(a)	431,101	12,773,523
Tesla, Inc.*	128,085	63,827,317
		76,600,840
Banks 3.3%
JPMorgan Chase & Co.	184,171	18,452,092
PNC Financial Services Group, Inc. (The)	147,609	16,414,121
		34,866,213
Capital Markets 1.4%
Goldman Sachs Group, Inc. (The)	75,106	15,386,966
Chemicals 2.3%
Linde PLC (United Kingdom)	100,450	25,086,383
Entertainment 2.8%
Netflix, Inc.*	57,378	30,385,094
Equity Real Estate Investment Trusts (REITs) 0.9%
American Tower Corp.	38,224	9,523,510
Food & Staples Retailing 2.0%
Walmart, Inc.	150,248	20,861,935
Food Products 2.2%
Mondelez International, Inc. (Class A Stock)	407,860	23,827,181
Health Care Providers & Services 1.6%
Cigna Corp.	46,129	8,181,901
Laboratory Corp. of America Holdings*	47,732	8,388,899
		16,570,800
Health Care Technology 1.7%
Teladoc Health, Inc.*(a)	84,654	18,259,021

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance 2.8%
Chubb Ltd.	122,599	$15,324,875
MetLife, Inc.	371,203	14,276,467
		29,601,342
Interactive Media & Services 8.5%
Alphabet, Inc. (Class A Stock)*	30,931	50,402,993
Facebook, Inc. (Class A Stock)*	138,147	40,504,700
		90,907,693
Internet & Direct Marketing Retail 7.1%
Amazon.com, Inc.*	16,992	58,638,712
MercadoLibre, Inc. (Argentina)*	15,051	17,588,448
		76,227,160
IT Services 13.0%
Adyen NV (Netherlands), 144A*	16,918	28,544,552
Mastercard, Inc. (Class A Stock)	72,191	25,858,094
PayPal Holdings, Inc.*	156,167	31,879,932
Shopify, Inc. (Canada) (Class A Stock)*	28,355	30,238,339
Twilio, Inc. (Class A Stock)*	82,346	22,213,657
		138,734,574
Multi-Utilities 1.8%
Dominion Energy, Inc.	245,797	19,280,317
Oil, Gas & Consumable Fuels 1.4%
Chevron Corp.	182,350	15,304,635
Pharmaceuticals 4.7%
AstraZeneca PLC (United Kingdom), ADR	613,698	34,367,088
Eli Lilly & Co.	106,127	15,748,185
		50,115,273
Road & Rail 2.3%
Union Pacific Corp.	126,550	24,353,282

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 6.2%
NVIDIA Corp.	69,856	$37,371,563
Texas Instruments, Inc.	203,148	28,877,488
		66,249,051
Software 11.8%
Adobe, Inc.*	67,071	34,433,581
Microsoft Corp.	281,232	63,426,253
salesforce.com, Inc.*(a)	103,731	28,282,257
		126,142,091
Specialty Retail 3.5%
Lowe’s Cos., Inc.	146,748	24,167,928
Ross Stores, Inc.	140,499	12,796,649
		36,964,577
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	459,448	59,287,170
Textiles, Apparel & Luxury Goods 2.8%
Lululemon Athletica, Inc.*	80,986	30,424,011

Total Long-Term Investments (cost $579,284,533)		1,057,014,828

Short-Term Investments 4.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	12,158,140	12,158,140
PGIM Institutional Money Market Fund (cost $36,987,154; includes $36,980,003 of cash collateral for securities on loan)(b)(w)	37,006,397	36,998,996

Total Short-Term Investments (cost $49,145,294)		49,157,136

TOTAL INVESTMENTS 103.6% (cost $628,429,827)		1,106,171,964
Liabilities in excess of other assets (3.6)%		(38,364,814)

Net Assets 100.0%		$1,067,807,150

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2020 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,829,651; cash collateral of $36,980,003 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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